Related Party Balances and Transactions (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Cost of manufacturing consignment	¥ 132,152	¥ 18,324	¥ 0